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                                 NATIONWIDE(R)
                                    VARIABLE
                                   ACCOUNT-4

                                 ANNUAL REPORT
                                       TO
                                CONTRACT OWNERS
                               DECEMBER 31, 1996

                       NATIONWIDE LIFE INSURANCE COMPANY

                          HOME OFFICE: COLUMBUS, OHIO

APO-1882-Q (12/96)

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                                     [LOGO]

                       NATIONWIDE LIFE INSURANCE COMPANY
                ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                    [PHOTO]

                              PRESIDENT'S MESSAGE

On behalf of Nationwide Life Insurance Company, we are pleased to bring you the 1996 annual report of the Nationwide Variable Account-4.

The U.S. economy is enjoying the rewards of a stable political system and a globally competitive business sector. These good times will last, although not all years will show the stellar performance of the last two years. 1997 may be the year in which normalcy will return.

The economic expansion has lasted six years already, and all resources are more or less fully employed. The job market in particular is showing some strains, and wages are rising a bit faster than before. Also, the competitive pressures from abroad are increasing due to a sharp rise in the exchange value of our currency. Business will be hard pressed under those conditions to continue showing above-average profit increases. For the economy as a whole, inflation has hit the low point in this business cycle and will slowly but surely be a more important variable for monetary policy.

In the last few years, and especially in 1996, our economy expanded faster than the natural rate of growth. This cannot continue without creating bottlenecks that in turn induce price increases. Either the economy will slow under its own weight or the Federal Reserve will have to step in. Some indicators point to a softening of business activity. But whether this is enough will be a close call.

Again, the long-term trend is very positive for the U.S., its business activity, and its financial markets. However, 1997 might turn out to have some more surprises than anticipated right now.



                        /s/ JOSEPH J. GASPER
                        ---------------------------
                        Joseph J. Gasper, President


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                         NATIONWIDE VARIABLE ACCOUNT-4
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                               DECEMBER 31, 1996

ASSETS:

   Investments at market value:

      Smith Barney SF - Intermediate High Grade Portfolio
         6,160 shares (cost $65,045)  .............................    $  65,911

      Smith Barney SF - Total Return Portfolio
         7,388 shares (cost $102,196) .............................      116,213

      Smith Barney TSF - Smith Barney Income and Growth Portfolio
         33,982 Shares (cost $476,771) ............................      511,774

      Smith Barney TSF - Smith Barney International Equity Portfolio
         42,542 shares (cost $469,651) ............................      534,326

      Smith Barney TSF - Smith Barney Money Market Portfolio
         394,524 shares (cost $394,524) ...........................      394,524

      Smith Barney VAF - The Income and Growth Portfolio
         1,416,829 shares (cost $20,476,246) ......................   20,813,221

      Smith Barney VAF - The Reserve Account Portfolio
         39,529 shares (cost $495,729) ............................      434,422

      Smith Barney VAF - The U.S. Government/High Quality
         Securities Portfolio 222,969 shares (cost $2,976,304) ....    2,876,302
                                                                    ------------
            Total investments .....................................   25,746,693

   Accounts receivable ............................................       30,606
                                                                    ------------
            Total assets ..........................................   25,777,299
                                                                    ============
CONTRACT OWNERS' EQUITY ........................................... $ 25,777,299
                                                                    ============


                                       4
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

Contract owners' equity represented by:                            UNITS        UNIT VALUE
                                                                   -----        ----------

   Contracts in accumulation phase:

      Smith Barney SF - Intermediate High Grade Portfolio:
         Non-tax qualified ..................................      6,337        $ 10.400005       $  65,905

      Smith Barney SF - Total Return Portfolio:
         Non-tax qualified ..................................      9,304          12.493974         116,244

      Smith Barney TSF - Smith Barney Income and
      Growth Portfolio:
         Tax qualified ......................................      5,407          11.311556          61,162
         Non-tax qualified ..................................     39,842          11.311556         450,675

      Smith Barney TSF - Smith Barney International
      Equity Portfolio:
         Tax qualified ......................................      3,520          11.688162          41,142
         Non-tax qualified ..................................     42,195          11.688162         493,182

      Smith Barney TSF - Smith Barney Money
      Market Portfolio:
         Non-tax qualified ..................................     37,736          10.470929         395,131

      Smith Barney VAF - The Income and Growth Portfolio:
         Tax qualified ......................................    150,416          22.203232       3,339,721
         Non-tax qualified ..................................    787,824          22.203232      17,492,239

      Smith Barney VAF - The Reserve Account Portfolio:
         Tax qualified ......................................      2,354          13.892407          32,703
         Non-tax qualified ..................................     28,925          13.892407         401,838

      Smith Barney VAF - The U.S. Government/High Quality
      Securities Portfolio:
         Tax qualified ......................................     24,413          15.552677         379,688
         Non-tax qualified ..................................    160,543          15.552677       2,496,873
                                                                ========          =========
   Reserves for annuity contracts in payout phase:
         Tax qualified ......................................                                        10,796
                                                                                               ------------
                                                                                               $ 25,777,299
                                                                                               ============


See accompanying notes to financial statements.

                                       5
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                         NATIONWIDE VARIABLE ACCOUNT-4
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                                                                1996            1995           1994
                                                                ----            ----           ----
INVESTMENT ACTIVITY:
   Reinvested capital gains and dividends ................  $ 4,647,574       2,923,271      3,116,957
   Mortality, expense and administration
     charges (note 2) ....................................     (443,553)       (471,130)      (483,055)
                                                           ------------      ----------     ----------
      Net investment activity ............................    4,204,021       2,452,141      2,633,902
                                                           ------------      ----------     ----------

   Proceeds from mutual fund shares sold .................   19,061,485       6,677,627      4,756,872
   Cost of mutual fund shares sold .......................  (15,089,811)     (5,900,914)    (4,275,249)
                                                           ------------      ----------     ----------
      Realized gain (loss) on investments ................    3,971,674         776,713        481,623
   Change in unrealized gain (loss)
      on investments .....................................   (3,285,435)      4,282,403     (4,516,671)
                                                           ------------      ----------     ----------
      Net gain (loss) on investments .....................      686,239       5,059,116     (4,035,048)
                                                           ------------      ----------     ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .............    4,890,260       7,511,257     (1,401,146)
                                                           ------------      ----------     ----------

EQUITY TRANSACTIONS:
   Purchase payments received from
     contract owners .....................................      155,449          95,551        470,544
   Redemptions ...........................................  (16,502,818)     (5,057,667)    (2,859,453)
   Annuity benefits ......................................      (31,477)        (26,790)       (25,525)
   Annual contract maintenance charge (note 2) ...........      (22,602)        (23,491)       (24,967)
   Contingent deferred sales charges (note 2) ............      (61,266)        (56,451)       (43,205)
   Adjustments to maintain reserves ......................       33,224          17,044          3,085
                                                           ------------      ----------     ----------
         Net equity transactions .........................  (16,429,490)     (5,051,804)    (2,479,521)
                                                           ------------      ----------     ----------

Net change in contract owners' equity .....,,.............  (11,539,230)      2,459,453     (3,880,667)
Contract owners' equity beginning
   of period .............................................   37,316,529      34,857,076     38,737,743
                                                           ------------      ----------     ----------
Contract owners' equity end of period .................... $ 25,777,299      37,316,529     34,857,076
                                                           ============      ==========     ==========


See accompanying notes to financial statements.

                                       6
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                         NATIONWIDE VARIABLE ACCOUNT-4
                         NOTES TO FINANCIAL STATEMENTS

                        DECEMBER 31, 1996, 1995 AND 1994

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         Nationwide Variable Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1987, and commenced operations on July 10, 1989. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community. Presently, the contracts are not actively marketed.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

         Contract owners in either the accumulation or the payout phase may invest in the following:

         Portfolios of the Smith Barney Series Fund (Smith Barney SF);
           Smith Barney SF - Intermediate High Grade Portfolio
           Smith Barney SF - Total Return Portfolio

         Portfolios of the Smith Barney/Travelers Series Fund Inc. (Smith Barney TSF);
            Smith Barney TSF - Smith Barney Income and Growth Portfolio Smith Barney TSF - Smith Barney International Equity Portfolio Smith Barney TSF - Smith Barney Money Market Portfolio

         Portfolios of the Smith Barney Variable Account Funds (Smith Barney
         VAF);
            Smith Barney VAF - The Income and Growth Portfolio
            Smith Barney VAF - The Reserve Account Portfolio
            Smith Barney VAF - The U.S. Government/High Quality Securities Portfolio

         At December 31, 1996, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1996. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.
                                       7
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    (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Reclassifications

         Certain 1995 and 1994 amounts have been reclassified to conform with the current year presentation.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) an annual contract maintenance charge of $30, with certain exceptions, which is satisfied by surrendering units; and (b) a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively.

(3)  SCHEDULE I

     Schedule I presents the components of the change in the unit values, which are the basis for contract owners' equity. This schedule is presented in the following format:

         o    Beginning unit value - Jan. 1

         o    Reinvested capital gains and dividends
              (This amount reflects the increase in the unit value due to capital gains and dividend distributions from the underlying mutual funds.)

         o    Unrealized gain (loss)
              (This amount reflects the increase (decrease) in the unit value resulting from the market appreciation (depreciation) of the underlying mutual funds.)

         o    Contract charges
              (This amount reflects the decrease in the unit value due to the mortality risk charge, expense risk charge and administration charge discussed in note 2.)

         o    Ending unit value - Dec. 31

         o    Percentage increase (decrease) in unit value.

     For contracts in the payout phase, an assumed investment return of 3.5%, used in the calculation of the annuity benefit payment amount, results in a corresponding reduction in the components of the unit values as shown in
     Schedule I.

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                                                                     SCHEDULE I

                         NATIONWIDE VARIABLE ACCOUNT-4
                      TAX QUALIFIED AND NON-TAX QUALIFIED
                       SCHEDULES OF CHANGES IN UNIT VALUE
                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994


                                               SMITH BARNEY   SMITH BARNEY   SMITH BARNEY                                U.S. GOV'T/
                  INTERMEDIATE       TOTAL       INCOME &     INTERNATIONAL     MONEY        INCOME &       RESERVE     HIGH QUALITY
                   HIGH GRADE        RETURN       GROWTH          EQUITY        MARKET        GROWTH        ACCOUNT      SECURITIES
                    PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
                    ---------      ---------     ---------      ---------     ---------      ---------     ---------      ---------

1996
 Beginning unit
  value - Jan. 1    $10.352228     10.091170     10.000000      10.059780     10.111872      18.563463     13.842323      15.237150
-----------------------------------------------------------------------------------------------------------------------------------
 Reinvested capital
  gains and
  dividends            .077204       .195491       .256304        .011940       .494333       4.569523      2.084830       1.344440
-----------------------------------------------------------------------------------------------------------------------------------
 Unrealized gain
  (loss)               .103759      2.353582      1.119126       1.762007       .000000       (.665176)    (1.851654)      (.830107)
-----------------------------------------------------------------------------------------------------------------------------------
 Contract charges     (.133186)     (.146269)     (.063874)      (.145565)     (.135276)      (.264578)     (.183092)      (.198806)
-----------------------------------------------------------------------------------------------------------------------------------
 Ending unit value -
  Dec. 31           $10.400005     12.493974     11.311556      11.688162     10.470929      22.203232     13.892407      15.552677
-----------------------------------------------------------------------------------------------------------------------------------
 Percentage increase
  (decrease) in
  unit value*(a)            0%           24%            13%(b)        16%            4%            20%            0%             2%
===================================================================================================================================

1995
 Beginning unit value -
  Jan. 1                 **       $10.000000          **        10.000000        **          14.755003     12.884883      13.168331
-----------------------------------------------------------------------------------------------------------------------------------
 Reinvested capital
  gains and dividends                .094655                      .011574                     1.569159       .797699        .983860
-----------------------------------------------------------------------------------------------------------------------------------
 Unrealized gain (loss)              .032685                      .084324                     2.452235       .335004       1.271762
-----------------------------------------------------------------------------------------------------------------------------------
 Contract charges                   (.036170)                    (.036118)                    (.212934)     (.175263)      (.186803)
-----------------------------------------------------------------------------------------------------------------------------------
 Ending unit value - Dec. 31      $10.091170                    10.059780                    18.563463     13.842323      15.237150
-----------------------------------------------------------------------------------------------------------------------------------
 Percentage increase (decrease)
  in unit value*(a)                        1%(b)                        1%(b)                      26%            7%            16%
===================================================================================================================================

1994
 Beginning unit value -
  Jan. 1                 **            **             **            **           **         $15.427358     12.798932      13.398138
-----------------------------------------------------------------------------------------------------------------------------------
 Reinvested capital gains
  and dividends                                                                               1.436656       .607748        .835012
-----------------------------------------------------------------------------------------------------------------------------------
 Unrealized gain (loss)                                                                      (1.912103)     (.354737)      (.892180)
-----------------------------------------------------------------------------------------------------------------------------------
 Contract charges                                                                             (.196908)     (.167060)      (.172639)
-----------------------------------------------------------------------------------------------------------------------------------
 Ending unit value - Dec. 31                                                                $14.755003     12.884883      13.168331
-----------------------------------------------------------------------------------------------------------------------------------
 Percentage increase (decrease)
  in unit value*(a)                                                                               (4)%            1%             2%
===================================================================================================================================

  *An annualized rate of return cannot be determined as:

      (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and
      (b) This investment option was not being utilized for the entire year indicated.

 **This investment option was not being utilized or was not available.

See note 3.

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                          INDEPENDENT AUDITORS' REPORT


The Board of Directors of Nationwide Life Insurance Company and
   Contract Owners of Nationwide Variable Account-4:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-4 as of December 31, 1996, and the related statements of operations and changes in contract owners' equity and schedules of changes in unit value for each of the years in the three year period then ended. These financial statements and schedules of changes in unit value are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules of changes in unit value based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and schedules of changes in unit value are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and schedules of changes in unit value referred to above present fairly, in all material respects, the financial position of Nationwide Variable Account-4 as of December 31, 1996, and the results of its operations and its changes in contract owners' equity and the schedules of changes in unit value for each of the years in the three year period then ended in conformity with generally accepted accounting principles.

                                                           KPMG Peat Marwick LLP

Columbus, Ohio
February 7, 1997

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NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: ONE NATIONWIDE PLAZA o COLUMBUS, OHIO 43215-2220

Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company

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